Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We prioritize data collection and cybersecurity to drive innovation, enhance product development, and deliver reliable AMR solutions to our valued customers. Our commitment to responsible data practices is central to maintaining trust, ensuring privacy, and safeguarding sensitive information throughout our operations. We do not gather any personal or corporate data related to identity. Instead, our focus is on processing information pertaining to street layouts and urban infrastructure. Our systems are deployed on our clients’ servers and operate behind their firewalls, maintaining the client’s industry standard of cybersecurity. While the clients retain ownership of this data, we are committed to its protection, working in partnership with our customers to uphold stringent cybersecurity development standards.

For further details, refer to “Item 4. Information on the Company – 4.B. Business Overview – Data Collection And Cybersecurity” and “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business—As a robotics company operating in a digital era, we face significant cybersecurity risks that could have adverse implications for our business, reputation and stakeholders.”

Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

The Board of Directors has primary oversight responsibility for managing cybersecurity risks within the organization. At the management level, the Chief Executive Officer and the Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents. They regularly engage with our IT service provider and business operations teams to review cybersecurity performance metrics, identify top risks, and evaluate the progress of cybersecurity programs and initiatives.

As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	At the management level, the Chief Executive Officer and the Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false